Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Common Shares Authorized and Issued and Outstanding

The following table summarizes the number and amount of common shares authorized and issued and outstanding as of December 31, 2025:

	December 31, 2025
	Authorized	Issued and Outstanding	Amount
Common shares	Unlimited	1	-
Total	Unlimited	1	-

Schedule of Issued and Outstanding Common Shares

The following table summarizes the changes in issued and outstanding common shares and share capital by class for the three months ended March 31, 2026:

	Old Xanadu Convertible Preferred Shares		Old Xanadu Common Shares		Class A Multiple Voting Shares		Class B Subordinate Voting Shares and Share Capital		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
Balance as of December 31, 2025 as adjusted (1)	199,930,069	$213,002	55,964,876	$7,585	—	$—	—	$—	255,894,945	$220,587
Issuance upon exercise of stock options	—	—	—	—	—	—	1,789,955	1,181	1,789,955	1,181
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock	(199,930,069)	(213,002)	(55,964,876)	(7,585)	254,709,401	220,098	1,185,544	489	—	—
Reverse Recapitalization and PIPE transaction, net of transaction costs	—	—	—	—	—	—	40,308,937	265,006	40,308,937	265,006
Earn-out share liability at Closing of Reverse Recapitalization	—	—	—	—	—	—	—	(9,997)	—	(9,997)
Warrant Exercise	—	—	—	—	517,527	1,397	—	—	517,527	1,397
Balance as of March 31, 2026	—	—	—	—	255,226,928	$221,495	43,284,436	$256,679	298,511,364	$478,174

(1)	Refer to note in the table above for information related to the prior period recast.

The following table summarizes the changes in issued and outstanding common shares for the period ended December 31, 2025:

	Common Shares
	Number	Amount
Balance as of October 2, 2025	1	$-
Balance as of December 31, 2025	1	$-

Schedule of Stock by Class

The following table summarizes the number and amount of each class of common shares issued and outstanding as of March 31, 2026 and December 31, 2025:

	March 31, 2026
	Issued and Outstanding	Amount
Class A Multiple Voting shares	255,226,928	$221,495
Class B Subordinate Voting shares	43,284,436	256,679
Total Common Shares	298,511,364	$478,174

	December 31, 2025 As Adjusted (1)
	Issued and Outstanding	Amount
Old Xanadu Convertible Preferred Shares	199,930,069	$213,002
Old Xanadu Voting and Non-Voting Common Shares	55,964,876	7,585
Total Old Xanadu Preferred and Common Shares	255,894,945	$220,587

(1)	Shares have been recast to reflect the Exchange Ratio.